Significant Accounting Policies (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Potential shares of common stock that are not included in the calculation of diluted net loss per share
Potential shares of common stock that are not included in the calculation of diluted net loss per share	2,117,414	2,783,209	2,706,390	3,052,012
Stock options [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per share
Potential shares of common stock that are not included in the calculation of diluted net loss per share	5,557	5,557	5,557	5,557
Warrants to purchase common stock [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per share
Potential shares of common stock that are not included in the calculation of diluted net loss per share	1,423,123	1,745,207	1,749,874	1,747,347
Debentures convertible into common stock [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per share
Potential shares of common stock that are not included in the calculation of diluted net loss per share	368,727	368,726	368,726	368,726
Preferred shares convertible into common stock [Member]
Potential shares of common stock that are not included in the calculation of diluted net loss per share
Potential shares of common stock that are not included in the calculation of diluted net loss per share	320,007	663,719	582,233	930,382